Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [line items]
Net income attributable to the Company’s controlling shareholders		R$ (663,678)	R$ 155,467		R$ 548,379
Weighted average number of issued shares		1,245,608,090	865,660,042	[1]	865,660,042	[1]
Adjustment for stock options and restricted shares	[1]		8,124,575		1,529,528
Weighted average number of ordinary shares for diluted earnings calculation			873,784,617		867,189,570
Diluted earnings per share			R$ 0.1779		R$ 0.6324

[1]	(a) The number of shares and earnings per share already consider the stock split on September 17, 2019 and its retrospective effect.